Allowance for Credit Losses - Impairment By Loan Class (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	$ 169,188	$ 47,061
Loans Individually Evaluated for Impairment, Allowance	18,632	12,291
Loans Collectively Evaluated for Impairment, Recorded Investment	8,640,638	8,011,900
Loans Collectively Evaluated for Impairment, Allowance	137,905	144,778
Commercial, financial and agricultural | Domestic | Commercial
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	52,110	30,872
Loans Individually Evaluated for Impairment, Allowance	400	7,971
Loans Collectively Evaluated for Impairment, Recorded Investment	1,799,693	1,597,358
Loans Collectively Evaluated for Impairment, Allowance	29,453	27,579
Commercial real estate | Domestic | Commercial real estate construction development
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	8,195	15,701
Loans Individually Evaluated for Impairment, Allowance	8,122	4,320
Loans Collectively Evaluated for Impairment, Recorded Investment	2,476,259	2,075,921
Loans Collectively Evaluated for Impairment, Allowance	52,517	50,971
Commercial real estate | Domestic | Commercial real estate: farmland & commercial
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	65,733	299
Loans Individually Evaluated for Impairment, Allowance	8,228
Loans Collectively Evaluated for Impairment, Recorded Investment	2,862,070	2,793,254
Loans Collectively Evaluated for Impairment, Allowance	35,762	42,703
Commercial real estate | Domestic | Commercial real estate: multifamily
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	42,964	96
Loans Individually Evaluated for Impairment, Allowance	1,882
Loans Collectively Evaluated for Impairment, Recorded Investment	267,151	380,743
Loans Collectively Evaluated for Impairment, Allowance	2,987	5,088
Real estate - mortgage | Domestic | Residential First Lien
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	45	93
Loans Collectively Evaluated for Impairment, Recorded Investment	530,039	477,940
Loans Collectively Evaluated for Impairment, Allowance	5,528	5,812
Real estate - mortgage | Domestic | Residential Junior Lien
Loan loss allowances
Loans Individually Evaluated for Impairment, Recorded Investment	141
Loans Collectively Evaluated for Impairment, Recorded Investment	469,088	460,868
Loans Collectively Evaluated for Impairment, Allowance	10,031	11,024
Consumer | Domestic
Loan loss allowances
Loans Collectively Evaluated for Impairment, Recorded Investment	49,777	45,121
Loans Collectively Evaluated for Impairment, Allowance	281	318
Foreign | Foreign
Loan loss allowances
Loans Collectively Evaluated for Impairment, Recorded Investment	186,561	180,695
Loans Collectively Evaluated for Impairment, Allowance	$ 1,346	$ 1,283